MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND    Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 2000                    New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economic expansion continued during the six-month period ended June 30, 2000. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, a surge in oil prices heightened the risk of inflation. The Federal Reserve Board responded by further tightening monetary policy. Three increases in the federal funds rate, totaling 100 basis points, have occurred since February. The rate now stands at a nine-year high of 6.50 percent.

Strong economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. This January, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce its debt. This announcement initially precipitated a 50 to 75 basis point drop in yields of longer-maturity Treasuries. Municipal bond yields also declined but lagged the trend of Treasury yields. Long-term interest rates rose in April, but began to decline in May and June as signs of an economic slowdown developed.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began the year at 5.97 percent. This index reached a high of 6.19 percent in mid January and ended June at 5.84 percent. Because bond prices move inversely to changes in interest rates, higher yields caused bond prices to decline significantly last year and improve marginally in the first six months of this year.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. The increase in the ratio from 92 percent at the end of 1999 to 99 percent at the end of June may be attributed to the magnitude of the rally in long-term Treasuries. A rising yield ratio indicates weaker relative performance by municipals. Over the past five years, the ratio has ranged between an average annual high of 93 percent and an average annual low of 85 percent.

During the first six months of this year, new-issue volume was 22 percent lower than the same period last year. Refunding activity, the most

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND interest rate sensitive component of new issue supply, dropped more than 70 percent and represented less than 10 percent of total volume. Approximately 40 percent of the underwritings were enhanced with bond insurance. California underwriting accounted for 12 percent of the national total.

                        30-YEAR BOND YIELDS 1994 - 2000

           Insured                       U.S.                    Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the six-month period ended June 30, 2000, Morgan Stanley Dean Witter California Tax-Free Income Fund's Class B shares returned 5.07 percent, compared to 4.48 percent for the Lehman Brothers Municipal Bond Index.(1) For the same period, the Fund's Class A, C and D shares returned 4.98 percent, 4.87 percent and 5.17 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of two years or greater and a minimum credit rating of Baa or BBB, as rated by Moody's Investor Services, Inc., or Standard & Poor's Corporation, respectively. The index does not include any expenses, fees or charges. The index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO STRUCTURE

The Fund's net assets of $751 million were diversified among 12 long-term sectors and 60 credits. During the past six months the cash and short-term investment position ranged between 6 and 8 percent of net assets. Issues in the refunded bond category comprised 10 percent of net assets. Refunded bonds have been refinanced and will be redeemed on the dates shown in the portfolio. At the end of June, the portfolio's average maturity was 16 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.6 years. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions and their respective cost (book) yields are also charted by year.

LOOKING AHEAD

The Federal Reserve Board has expressed concern about consumer wealth and rising prices. We anticipate that the central bank will continue to focus on inflation and may increase short-term rates if it feels that the economic momentum is not slowing sufficiently. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

As explained in footnote 7 of the Notes to Financial Statements, the Fund acquired Morgan Stanley Dean Witter Multi-State Municipal Series
Trust -- California Series on July 24, 2000.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

[LARGEST SECTORS PIE CHART]

LARGEST SECTORS AS OF JUNE 30, 2000
(% OF NET ASSETS)

Transportation                                                                    21%
Water & Sewer                                                                     17%
Electric                                                                          10%
Refunded                                                                          10%
General Obligation                                                                 8%
Tax Allocation                                                                     8%
Hospital                                                                           5%
Mortgage                                                                           5%
Public Facilities                                                                  5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF JUNE 30, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)

                                               Aaa or AAA              Aa or AA                A or A               Baa or BBB
                                                  67%                    17%                     6%                    10%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                                  [BAR CHART]

                           DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                               WEIGHTED AVERAGE
                                                              MATURITY 16 YEARS

UNDER 1 YEAR                                                   7.4%
1-5 YEARS                                                      2.5%
5-10 YEARS                                                    14.0%
10-20 YEARS                                                   44.2%
20-30 YEARS                                                   27.6%
30+ YEARS                                                      2.9%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                     CALL AND COST (BOOK) YIELD STRUCTURE*
                                 JUNE 30, 2000

                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 6 YEARS

YEARS BONDS
CALLABLE                                                      PERCENT CALLABLE*
-----------                                                   -----------------
2000                                                                1%
2001                                                                8%
2002                                                                9%
2003                                                               13%
2004                                                                5%
2005                                                               13%
2006                                                                7%
2007                                                                7%
2008                                                               19%
2009                                                                3%
2010+                                                              15%

                                                               WEIGHTED AVERAGE
                                                               BOOK YIELD: 6.0%

                                                              COST (BOOK) YIELD **
                                                              --------------------
2000                                                                 6.1%
2001                                                                 6.8%
2002                                                                 6.8%
2003                                                                 5.7%
2004                                                                 6.3%
2005                                                                 6.8%
2006                                                                 6.0%
2007                                                                 6.0%
2008                                                                 5.3%
2009                                                                 5.2%
2010+                                                                5.9%

 * % Based on Long-Term Portfolio.

** Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before fund operating expenses. For example, the fund earned a book yield of 6.8% on 8% of the long-term portfolio that are callable in 2001.

   Portfolio structure is subject to change.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FUND PERFORMANCE June 30, 2000


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      2.48%(1)   -1.87%(2)
Since Inception (7/28/97)   3.13%(1)    1.61%(2)

                CLASS B SHARES**
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      2.48%(1)   -2.40%(2)
5 Years                     4.73%(1)    4.41%(2)
10 Years                    5.69%(1)    5.69%(2)

                CLASS C SHARES+
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      2.02%(1)    1.05%(2)
Since Inception (7/28/97)   2.81%(1)    2.81%(2)

                CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 6/30/00
-------------------------
1 Year                      2.79%(1)
Since Inception (7/28/97)   3.51%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C is 1% for shares redeemed
     within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (93.0%)
            General Obligation (8.0%)
            California,
$  5,000     Ser 1990...................................................   7.00%   08/01/07    $ 5,715,150
   5,000     Ser 1990...................................................   7.00    08/01/08      5,769,600
   2,000     Veterans Ser AT............................................   9.50    02/01/10      2,682,300
   2,400     Veterans Ser BH (AMT) (FSA)................................   5.40    12/01/16      2,376,696
   3,000     Various Purpose 04/01/93 (FSA).............................   5.50    04/01/19      2,978,910
  10,000     Ser 1996 (AMBAC)...........................................   5.25    06/01/21      9,559,500
   3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC).....................   6.375   02/01/27      3,001,710
   8,000    Los Angeles Unified School District, 1997 Ser B (FGIC)......   5.00    07/01/23      7,287,200
  13,000    San Diego County & School District, TRANs Ser C (WI)........   6.00    10/04/01     13,248,560
   8,500    Puerto Rico, Public Improvement Ser 1998....................   4.75    07/01/23      7,240,130
--------                                                                                       -----------
  59,900                                                                                        59,859,756
--------                                                                                       -----------

            Educational Facilities Revenue (2.9%)
            California Educational Facilities Authority,
   6,000     University of San Diego Ser 1998 (AMBAC)...................   5.00    10/01/22      5,487,720
   4,000     University of Southern California 1997 Ser C...............   5.125   10/01/28      3,662,880
   3,400    California Statewide Communities Development Authority,
             Gemological Institute of America COPs (Connie Lee).........   6.00    05/01/20      3,478,472
  10,000    University of California, Multiple Purpose Refg Ser 1993 C
             (AMBAC)....................................................   5.125   09/01/18      9,461,900
--------                                                                                       -----------
  23,400                                                                                        22,090,972
--------                                                                                       -----------

            Electric Revenue (9.7%)
  11,025    Los Angeles Department of Water & Power, Second Issue of
             1993
             (Secondary AMBAC)..........................................   5.40    11/15/13     11,152,229
   5,000    Northern California Power Agency, Hydro #1 1993 Refg Ser A
             (MBIA).....................................................   5.50    07/01/16      5,030,350
            Sacramento Municipal Utility District,
   5,700     Refg 1994 Ser H (MBIA).....................................   5.75    01/01/11      5,945,157
  26,000     Refg 1992 Ser A (FGIC).....................................   6.30    08/15/18     27,054,040
            Southern California Public Power Authority,
   7,000     Mead-Adelanto 1994 Ser A (AMBAC)...........................   5.15    07/01/15      6,710,550
   1,750     Transmission Refg Ser 1988 (FGIC)..........................   0.00    07/01/06      1,321,793
   5,000    Turlock Irrigation District, Refg 1998 Ser A (MBIA).........   5.00    01/01/26      4,526,200
            Puerto Rico Electric Power Authority,
   9,000     Power Ser O................................................   5.00    07/01/12      8,793,630
   2,000     Power Ser X................................................   5.50    07/01/25      1,916,240
--------                                                                                       -----------
  72,475                                                                                        72,450,189
--------                                                                                       -----------

            Hospital Revenue (4.9%)
  10,000    Antelope Valley Healthcare District, Refg Ser 1997 A
             (FSA)......................................................   5.20    01/01/20      9,409,200
   3,000    California Health Facilities Financing Authority, Sutter/CHS
             Ser 1996 A (MBIA)..........................................   5.875   08/15/16      3,094,500
  10,000    Duarte, City of Hope National Medical Center Ser 1999 A
             COPs.......................................................   5.25    04/01/19      8,549,200

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
$  7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
             (MBIA).....................................................   6.50%   03/15/15    $ 8,576,475
   4,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
             Medical Center Ser 1997 A COPs (MBIA)......................   5.25    07/01/17      3,886,160
   3,000    University of California, UCLA Medical Center Refg Ser 1994
             (MBIA).....................................................   5.50    12/01/14      3,037,650
--------                                                                                       -----------
  37,500                                                                                        36,553,185
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (1.8%)
            California Pollution Control Financing Authority,
   3,000     San Diego Gas & Electric Co 1996 Ser A.....................   5.90    06/01/14      3,190,710
  10,000     Southern California Edison Co 1992 Ser B (AMT).............   6.40    12/01/24     10,182,900
--------                                                                                       -----------
  13,000                                                                                        13,373,610
--------                                                                                       -----------

            Mortgage Revenue - Single Family (4.5%)
            California Housing Finance Agency,
   9,000     Home 1995 Ser J (AMBAC)....................................   6.00    08/01/17      9,128,880
   3,000     Home 1995 Ser M (AMT) (MBIA)...............................   6.15    08/01/27      3,010,620
   7,335     Home 1995 Ser K (AMT) (AMBAC)..............................   6.25    08/01/27      7,277,714
   2,635     Home 1991 Ser G (AMT)......................................   7.05    08/01/27      2,687,226
   6,475     Purchase 1995 Ser B-2 (AMT)................................   6.30    08/01/24      6,494,360
            California Rural Home Financing Authority,
   2,015     Home 1997 Ser D-CL 5 (AMT).................................   6.70    05/01/29      2,198,970
   1,915     Home 1998 Ser A (AMT)......................................   6.35    12/01/29      2,015,997
            Puerto Rico Housing Finance Corporation,
      80     Portfolio One GNMA-Backed Ser B............................   7.65    10/15/22         81,819
     665     Portfolio One GNMA-Backed Ser C............................   6.85    10/15/23        688,933
--------                                                                                       -----------
  33,120                                                                                        33,584,519
--------                                                                                       -----------

            Public Facilities Revenue (4.9%)
   4,000    Anaheim Public Financing Authority, Sub 1997 Ser C (FSA)....   6.00    09/01/16      4,355,880
  10,000    Beverly Hills Public Financing Authority, 1993 Refg Ser A
             (MBIA).....................................................   5.65    06/01/15     10,037,800
   5,000    California Public Works Board, Department of Corrections
             1998 Ser B (MBIA)..........................................   5.00    09/01/21      4,595,450
   9,500    Los Angeles County, Public Properties Refg of 1987 COPs.....   0.00    04/01/04      7,730,055
  10,000    San Jose Financing Authority, Convention Center Refg 1993
             Ser C......................................................   6.375   09/01/13     10,379,400
--------                                                                                       -----------
  38,500                                                                                        37,098,585
--------                                                                                       -----------

            Tax Allocation (7.7%)
            Garden Grove Community Redevelopment Agency,
   5,000     Refg Issue of 1993.........................................   5.70    10/01/13      5,016,600
   6,000     Refg Issue of 1993.........................................   5.875   10/01/23      5,725,380
  25,250    Long Beach Financing Authority, Ser 1992 (AMBAC)**..........   6.00    11/01/17     27,236,165
  10,575    Pleasanton Joint Powers Financing Authority, Reassessment
             1993 Ser A.................................................   6.15    09/02/12     10,900,921
  10,000    San Jose Redevelopment Agency, Ser 1999 (AMBAC).............   4.75    08/01/23      8,707,200
--------                                                                                       -----------
  56,825                                                                                        57,586,266
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (20.7%)
$ 10,000    Alameda Corridor Transportation Authority, Sr Lien Ser 1999
             A (MBIA)...................................................   5.25%   10/01/21    $ 9,555,400
  14,000    Foothill/Eastern Transportation Corridor Agency, Toll Road
             Ser 1999...................................................   0.00    01/15/23      7,707,840
            Long Beach,
   5,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................   6.00    05/15/17      5,329,100
   9,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................   6.00    05/15/18      9,528,390
   3,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................   6.00    05/15/19      3,149,250
  15,000     Harbor Ser 1995 (AMT) (MBIA)...............................   5.25    05/15/25     13,882,500
  10,000    Los Angeles, Department of Airports Refg 1995 Ser A
             (FGIC).....................................................   5.50    05/15/09     10,371,000
  20,000    Los Angeles County Transportation Commission, Sales Tax Ser
             1991 B.....................................................   6.50    07/01/13     20,754,400
   5,000    Orange County, Airport Refg Ser 1997 (AMT) (MBIA)...........   5.50    07/01/11      5,164,800
  17,000    San Diego County Regional Transportation Commission, Sales
             Tax 1994 Ser A (FGIC)......................................   4.75    04/01/08     17,174,590
            San Francisco Airports Commission,
   4,055     San Francisco Int'l Airport Second Ser Refg Issue 4
               (MBIA)...................................................   6.00    05/01/20      4,129,409
  10,000     San Francisco Int'l Airport Second Ser Issue 15 B (MBIA)...   4.50    05/01/25      8,276,800
            San Francisco Bay Area Rapid Transit District,
   5,000     Sales Tax Ser 1995 (FGIC)..................................   5.50    07/01/15      5,058,500
  10,000     Sales Tax Ser 1998 (AMBAC).................................   4.75    07/01/23      8,709,900
            San Joaquin Hills Transportation Corridor Agency,
   9,000     Toll Road Refg Ser 1997 A (MBIA)...........................   5.25    01/15/30      8,399,970
  10,000     Toll Road Refg Ser 1997 A (MBIA)...........................   0.00    01/15/31      1,643,800
  10,000     Toll Road Senior Lien......................................   5.00    01/01/33      8,440,200
  10,000    Puerto Rico Highway & Transportation Authority, Ser 1998
             A..........................................................   4.75    07/01/38      8,226,000
--------                                                                                       -----------
 176,055                                                                                       155,501,849
--------                                                                                       -----------

            Water & Sewer Revenue (17.4%)
            California Department of Water Resources,
   6,870     Central Valley Ser J-2.....................................   6.125   12/01/13      7,056,795
  10,000     Central Valley Ser U.......................................   5.00    12/01/29      8,954,300
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)......   6.00    08/01/18      8,229,040
   6,000    Central Coast Water Authority, Refg Ser 1996 A (AMBAC)......   5.00    10/01/16      5,710,800
  10,000    Contra Costa Water District, Ser G (MBIA)...................   5.50    10/01/19      9,975,500
            East Bay Municipal Utility District,
  10,000     Water Refg Ser 1992........................................   6.00    06/01/20     10,152,500
   5,000     Water Ser 1998 (MBIA)......................................   4.75    06/01/34      4,223,450
  10,000    Eastern Municipal Water District, Water & Sewer Refg Ser
             1998 A COPs (FGIC).........................................   4.75    07/01/23      8,698,500
  15,000    Los Angeles County Sanitation Districts Financing Authority,
             1993 Ser A.................................................   5.375   10/01/13     15,200,550
  13,000    Metropolitan Water District of Southern California,
             Waterworks 1997 Ser A......................................   5.00    07/01/26     11,757,460
  10,000    San Diego, Water 1998 Ser A (FGIC)..........................   4.75    08/01/28      8,577,200
            San Diego Public Facilities Financing Authority,
  10,000     Sewer 1993 Ser A...........................................   5.25    05/15/20      9,548,300
   7,000     Sewer Ser 1995 (FGIC)......................................   5.00    05/15/25      6,317,920

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            San Francisco Public Utilities Commission,
$  5,750     Water 1992 Refg Ser A......................................   6.00%   11/01/15    $ 5,848,210
  10,870     Water 1996 Ser A...........................................   5.00    11/01/21      9,949,202
--------                                                                                       -----------
 137,490                                                                                       130,199,727
--------                                                                                       -----------

            Other Revenue (0.2%)
   1,820    Orange County Community Facilities District #86-2, Rancho
--------     Santa Margarita Ser A of 1990..............................   7.65    08/15/17      1,858,821
                                                                                               -----------

            Refunded (10.3%)
  10,000    Desert Hospital District, Desert Hospital Corp Ser 1992 COPs
             MVRICS (FSA)...............................................  8.157++  07/28/02+    11,062,500
            Foothill/Eastern Transportation Corridor Agency,
  15,000     Toll Road Sr Lien Ser 1995 A...............................   6.00    01/01/07+    16,273,950
   4,000     Toll Road Sr Lien Ser 1995 A...............................   0.00    01/01/10+     3,505,120
            Los Angeles Convention & Exhibition Center Authority,
  10,000     Ser 1985 COPs..............................................   9.00    12/01/05+    12,201,400
  14,000     Ser 1985 COPs..............................................   9.00    12/01/05+    17,081,960
   8,000    San Diego County Water Authority, Ser 1991-B COPs (MBIA)....   6.30    04/27/06+     8,738,000
            Southern California Public Power Authority,
   5,000     Palo Verde Ser A (AMBAC) (ETM).............................   5.00    07/01/15      4,821,050
   5,250     Transmission Refg Ser 1988 A (FGIC) (ETM)..................   0.00    07/01/06      3,981,705
--------
                                                                                               -----------
  71,250                                                                                        77,665,685
--------                                                                                       -----------
 721,335    TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $685,339,880)......   697,823,164
--------                                                                                       -----------

            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
             (7.4%)
  26,000    California Pollution Control Financing Authority, Pacific
             Gas & Electric Co
             Ser 1996 D (Demand 07/03/00)...............................   4.05*   11/01/26     26,000,000
   8,800    California Statewide Communities Development Authority, John
             Muir/Mt Diablo Health COPs (AMBAC) (Demand 07/03/00).......   4.00*   08/15/27      8,800,000
   6,000    Irvine Ranch Water District, Capital Impr Ser 1986 COPs
             (Demand 07/03/00)..........................................   3.50*   08/01/16      6,000,000
   5,400    Los Angeles County, 1991 Master Refg COPs...................   6.708   05/01/01+     5,610,870
   9,200    Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
--------     (Demand 07/03/00)..........................................   4.25*   10/01/22      9,200,000
                                                                                               -----------

  55,400    TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost
--------     $55,400,000)                                                                       55,610,870
                                                                                               -----------

$776,735    TOTAL INVESTMENTS (Identified Cost $740,739,880) (a).................     100.4%    753,434,034
========

            LIABILITIES IN EXCESS OF OTHER ASSETS.................................     (0.4)
                                                                                                (2,846,616)
                                                                                      -----    -----------

            NET ASSETS.............................................................   100.0%   $750,587,418
                                                                                      =====    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 2000 (unaudited) continued


---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
  TRANs     Tax and Revenue Anticipation Notes.
    WI      Security purchased on a "when-issued" basis.
    +       Prerefunded to call date shown.
    ++      Current coupon rate for residual interest bond. This rate
            resets periodically as the auction rate on the related
            short-term securities fluctuates.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security is segregated in connection with the purchase of a "when-issued" security.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $28,467,816 and the aggregate gross
            unrealized depreciation is $15,773,662, resulting in net
            unrealized appreciation of $12,694,154.

                            Bond Insurance:
------------------------------------------------------------------------
  AMBAC     AMBAC Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of
            AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $740,739,880)...........  $753,434,034
Cash......................................       330,668
Receivable for:
    Interest..............................    10,516,230
    Shares of beneficial interest sold....       602,088
    Investments sold......................        56,087
Prepaid expenses and other assets.........        39,307
                                            ------------
    TOTAL ASSETS..........................   764,978,414
                                            ------------
LIABILITIES:
Payable for:
    Investments purchased.................    13,238,030
    Plan of distribution fee..............       453,467
    Investment management fee.............       330,780
    Dividends to shareholders.............       179,277
    Shares of beneficial interest
     repurchased..........................       102,091
Accrued expenses and other payables.......        87,351
                                            ------------
    TOTAL LIABILITIES.....................    14,390,996
                                            ------------
    NET ASSETS............................  $750,587,418
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $739,488,243
Net unrealized appreciation...............    12,694,154
Accumulated net realized loss.............    (1,594,979)
                                            ------------
    NET ASSETS............................  $750,587,418
                                            ============
CLASS A SHARES:
Net Assets................................    $9,759,838
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       815,815
    NET ASSET VALUE PER SHARE.............        $11.96
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net
     asset value).........................        $12.49
                                            ============
CLASS B SHARES:
                                            $727,099,682
Net Assets................................
Shares Outstanding (unlimited authorized,     60,412,391
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $12.04
                                            ============
CLASS C SHARES:
                                             $12,712,876
Net Assets................................
Shares Outstanding (unlimited authorized,      1,056,201
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $12.04
                                            ============
CLASS D SHARES:
                                              $1,015,022
Net Assets................................
Shares Outstanding (unlimited authorized,         84,532
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $12.01
                                            ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2000 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME...........................  $21,606,043
                                            -----------
EXPENSES
Plan of distribution fee (Class A
 shares)..................................        8,687
Plan of distribution fee (Class B
 shares)..................................    2,751,478
Plan of distribution fee (Class C
 shares)..................................       46,819
Investment management fee.................    2,043,976
Transfer agent fees and expenses..........       93,001
Shareholder reports and notices...........       51,389
Professional fees.........................       34,389
Custodian fees............................       15,707
Trustees' fees and expenses...............        8,669
Other.....................................       13,571
                                            -----------
    TOTAL EXPENSES........................    5,067,686
Less: expense offset......................      (15,670)
Less: plan of distribution fee rebate
 (Class B shares).........................   (1,398,513)
                                            -----------
    NET EXPENSES..........................    3,653,503
                                            -----------
    NET INVESTMENT INCOME.................   17,952,540
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.........................      (40,426)
Net change in unrealized appreciation.....   19,080,149
                                            -----------
    NET GAIN..............................   19,039,723
                                            -----------
NET INCREASE..............................  $36,992,263
                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX
                                                      MONTHS ENDED    FOR THE YEAR
                                                        JUNE 30,          ENDED
                                                          2000       DECEMBER 31, 1999
--------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income...............................  $17,952,540      $  39,314,265
Net realized loss...................................      (40,426)        (1,554,488)
Net change in unrealized appreciation...............   19,080,149        (71,987,904)
                                                      ------------     -------------

    NET INCREASE (DECREASE).........................   36,992,263        (34,228,127)
                                                      ------------     -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..................................     (193,465)          (277,350)
    Class B shares..................................  (17,449,968)       (38,495,780)
    Class C shares..................................     (272,866)          (503,645)
    Class D shares..................................      (36,241)           (37,490)
Net realized gain
    Class A shares..................................           --             (8,850)
    Class B shares..................................           --         (1,176,642)
    Class C shares..................................           --            (18,511)
    Class D shares..................................           --             (1,125)
                                                      ------------     -------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS...............  (17,952,540)       (40,519,393)
                                                      ------------     -------------

Net decrease from transactions in shares of
 beneficial interest................................  (50,373,929)       (54,206,044)
                                                      ------------     -------------

    NET DECREASE....................................  (31,334,206)      (128,953,564)

NET ASSETS:
Beginning of period.................................  781,921,624        910,875,188
                                                      ------------     -------------

    END OF PERIOD................................... $750,587,418      $ 781,921,624
                                                      ============     =============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2000.

For the six months ended June 30, 2000, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $1,398,513.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.75%, respectively.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


The Distributor has informed the Fund that for the six months ended June 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $413,380 and $3,178, respectively and received $12,193 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2000 aggregated $1,761,194 and $47,319,506, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $5,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,978. At June 30, 2000, the Fund had an accrued pension liability of $52,010 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At December 31, 1999, the Fund has a net capital loss carryover of approximately $813,000 which will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $741,000 during fiscal 1999.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 2000 (unaudited) continued


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                     FOR THE YEAR
                                                                    MONTHS ENDED                         ENDED
                                                                    JUNE 30, 2000                  DECEMBER 31, 1999
                                                              -------------------------       ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT            SHARES         AMOUNT
                                                              ----------   ------------       -----------   -------------
CLASS A SHARES
Sold........................................................     292,646   $  3,436,725           926,566   $  11,343,045
Reinvestment of dividends and distributions.................       9,858        116,154            11,792         142,937
Redeemed....................................................     (22,409)      (263,012)         (699,644)     (8,463,085)
                                                              ----------   ------------       -----------   -------------
Net increase - Class A......................................     280,095      3,289,867           238,714       3,022,897
                                                              ----------   ------------       -----------   -------------
CLASS B SHARES
Sold........................................................   3,160,918     37,258,486         5,551,229      68,931,047
Reinvestment of dividends and distributions.................     716,354      8,471,829         1,629,078      20,067,143
Redeemed....................................................  (8,369,005)   (98,660,939)      (12,258,765)   (151,099,720)
                                                              ----------   ------------       -----------   -------------
Net decrease - Class B......................................  (4,491,733)   (52,930,624)       (5,078,458)    (62,101,530)
                                                              ----------   ------------       -----------   -------------
CLASS C SHARES
Sold........................................................      70,903        837,884           849,916      10,411,727
Reinvestment of dividends and distributions.................      15,989        189,191            33,209         407,782
Redeemed....................................................    (146,980)    (1,736,936)         (535,813)     (6,487,818)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class C...........................     (60,088)      (709,861)          347,312       4,331,691
                                                              ----------   ------------       -----------   -------------
CLASS D SHARES
Sold........................................................   1,018,219     12,191,893            47,799         586,296
Reinvestment of dividends and distributions.................       1,191         14,158               450           5,466
Redeemed....................................................  (1,022,123)   (12,229,362)           (4,315)        (50,864)
                                                              ----------   ------------       -----------   -------------
Net increase (decrease) - Class D...........................      (2,713)       (23,311)           43,934         540,898
                                                              ----------   ------------       -----------   -------------
Net decrease in Fund........................................  (4,274,439)  $(50,373,929)       (4,448,498)  $ (54,206,044)
                                                              ==========   ============       ===========   =============

7. SUBSEQUENT EVENT

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California Series ("California Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of California Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 7,362,735 Class D shares of the Fund at a net asset value of $12.09 per share for 8,550,957 shares of California Series. The net assets of the Fund and California Series immediately before the acquisition were $746,722,185, and $89,008,730, respectively, including unrealized appreciation of $1,622,886 for California Series. Immediately after the acquisition, the combined assets of the Fund amounted to $835,730,915.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                             FOR THE SIX          FOR THE YEAR            FOR THE YEAR           JULY 28, 1997*
                                            MONTHS ENDED              ENDED                   ENDED                  THROUGH
                                            JUNE 30, 2000       DECEMBER 31, 1999       DECEMBER 31, 1998       DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period......     $11.67                $12.75                  $12.89                  $12.80
                                               ------                ------                  ------                  ------

Income (loss) from investment operations:
 Net investment income....................       0.29                  0.58                    0.59                    0.27
 Net realized and unrealized gain
   (loss).................................       0.29                 (1.06)                   0.10                    0.09
                                               ------                ------                  ------                  ------

Total income (loss) from investment
 operations...............................       0.58                 (0.48)                   0.69                    0.36
                                               ------                ------                  ------                  ------

Less dividends and distributions from:
 Net investment income....................      (0.29)                (0.58)                  (0.59)                  (0.27)
 Net realized gain........................         --                 (0.02)                  (0.24)                    --
                                               ------                ------                  ------                  ------

Total dividends and distributions.........      (0.29)                (0.60)                  (0.83)                  (0.27)
                                               ------                ------                  ------                  ------

Net asset value, end of period............     $11.96                $11.67                  $12.75                  $12.89
                                               ======                ======                  ======                  ======

TOTAL RETURN+.............................       4.98%(1)             (3.91)%                  5.50%                   2.82%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................       0.82%(2)(3)           0.78 %(3)(4)            0.83%(3)                0.78%(2)

Net investment income.....................       4.90%(2)(3)           4.70 %(3)               4.58%(3)                4.47%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...     $9,760                $6,253                  $3,788                  $1,175

Portfolio turnover rate...................         --                     5 %                    20%                     15%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                                          FOR THE SIX                          FOR THE YEAR ENDED DECEMBER 31,
                                         MONTHS ENDED        --------------------------------------------------------------------
                                         JUNE 30, 2000         1999             1998          1997*        1996           1995
---------------------------------------------------------------------------------------------------------------------------------
                                          (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period...      $11.73          $  12.81         $  12.92       $  12.57    $  12.92      $    11.87
                                             ------          --------         --------       --------    --------      ----------

Income (loss) from investment
 operations:
 Net investment income.................        0.28              0.57             0.58           0.57        0.58            0.61
 Net realized and unrealized gain
   (loss)..............................        0.31             (1.06)            0.13           0.35       (0.21)           1.13
                                             ------          --------         --------       --------    --------      ----------

Total income (loss) from investment
 operations............................        0.59             (0.49)            0.71           0.92        0.37            1.74
                                             ------          --------         --------       --------    --------      ----------

Less dividends and distributions from:
 Net investment income.................       (0.28)            (0.57)           (0.58)         (0.57)      (0.58)          (0.61)
 Net realized gain.....................          --             (0.02)           (0.24)            --       (0.14)          (0.08)
                                             ------          --------         --------       --------    --------      ----------

Total dividends and distributions......       (0.28)            (0.59)           (0.82)         (0.57)      (0.72)          (0.69)
                                             ------          --------         --------       --------    --------      ----------

Net asset value, end of period.........      $12.04            $11.73           $12.81         $12.92      $12.57          $12.92
                                             ======          ========         ========       ========    ========      ==========

TOTAL RETURN+..........................        5.07%(1)         (3.99)%           5.63%          7.51%       3.13%          14.96%

RATIOS TO AVERAGE NET ASSETS:
Expenses...............................        0.97%(2)(3)(5)    0.91%(3)(4)(5)   0.95%(3)(5)    1.33%       1.32%(4)        1.33%

Net investment income..................        4.75%(2)(3)(5)    4.57%(3)(5)      4.46%(3)(5)    4.51%       4.66%           4.90%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.............................    $727,100          $761,548         $896,685       $914,474    $975,702      $1,054,881

Portfolio turnover rate................      --                     5%              20%            15%         11%             23%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Does not reflect the effect of expense offset of 0.01%.
(5) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.35% and 4.37%, respectively, for the six months ended June 30, 2000 and 1.34% and 4.14% , respectively, for the year ended December 31, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX         FOR THE YEAR           FOR THE YEAR       JULY 28, 1997*
                                                  MONTHS ENDED             ENDED                  ENDED              THROUGH
                                                  JUNE 30, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period............      $11.73               $12.81                $12.92              $12.80
                                                      ------               ------                ------              ------

Income (loss) from investment operations:
 Net investment income..........................        0.26                 0.51                  0.53                0.23
 Net realized and unrealized gain (loss)........        0.31                (1.06)                 0.13                0.12
                                                      ------               ------                ------              ------

Total income (loss) from investment
 operations.....................................        0.57                (0.55)                 0.66                0.35
                                                      ------               ------                ------              ------

Less dividends and distributions from:
 Net investment income..........................       (0.26)               (0.51)                (0.53)              (0.23)
 Net realized gain..............................          --                (0.02)                (0.24)                 --
                                                      ------               ------                ------              ------

Total dividends and distributions...............       (0.26)               (0.53)                (0.77)              (0.23)
                                                      ------               ------                ------              ------

Net asset value, end of period..................      $12.04               $11.73                $12.81              $12.92
                                                      ======               ======                ======              ======

TOTAL RETURN+...................................        4.87%(1)            (4.41)%                5.22%               2.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................        1.35%(2)(3)          1.34 %(3)(4)          1.33%(3)            1.31%(2)

Net investment income...........................        4.37%(2)(3)          4.14 %(3)             4.08%(3)            4.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........     $12,713              $13,099                $9,849              $3,610

Portfolio turnover rate.........................          --                    5 %                  20%                 15%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX         FOR THE YEAR           FOR THE YEAR       JULY 28, 1997*
                                                  MONTHS ENDED             ENDED                  ENDED              THROUGH
                                                  JUNE 30, 2000      DECEMBER 31, 1999      DECEMBER 31, 1998   DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period............     $11.71               $12.78                 $12.92              $12.80
                                                     ------               ------                 ------              ------

Income (loss) from investment operations:
 Net investment income..........................       0.30                 0.60                   0.63                0.28
 Net realized and unrealized gain (loss)........       0.30                (1.05)                  0.10                0.12
                                                     ------               ------                 ------              ------

Total income (loss) from investment
 operations.....................................       0.60                (0.45)                  0.73                0.40
                                                     ------               ------                 ------              ------

Less dividends and distributions from:
 Net investment income..........................      (0.30)               (0.60)                 (0.63)              (0.28)
 Net realized gain..............................         --                (0.02)                 (0.24)                 --
                                                     ------               ------                 ------              ------

Total dividends and distributions...............      (0.30)               (0.62)                 (0.87)              (0.28)
                                                     ------               ------                 ------              ------

Net asset value, end of period..................     $12.01               $11.71                 $12.78              $12.92
                                                     ======               ======                 ======              ======

TOTAL RETURN+...................................       5.17%(1)            (3.63)%                 5.77%               3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................       0.60%(2)(3)          0.59 %(3)(4)           0.58%(3)            0.60%(2)

Net investment income...........................       5.12%(2)(3)          4.89 %(3)              4.83%(3)            5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........     $1,015               $1,021                   $554                 $45

Portfolio turnover rate.........................         --                    5 %                   20%                 15%

---------------------
 *  The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
CALIFORNIA
TAX FREE
INCOME FUND


Semiannual Report
June 30, 2000